STATEMENT OF CASH FLOWS - USD ($)		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (5,288)	$ (28,879,692)
Adjustments to reconcile net loss to net cash used in operating activities:
Formation cost paid through promissory note — related party		3,413
Interest earned on marketable securities held in Trust Account		(306,930)
Transaction costs		2,536,382
Changes in operating assets and liabilities:
Change in fair value of warrant liabilities		23,473,333
Prepaid expenses		(160,693)
Accrued expenses	5,288	2,180,406
Net cash used in operating activities		(1,153,781)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(690,000,000)
Net cash used in investing activities		(690,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		677,100,000
Proceeds from sale of Private Placement Warrants		15,800,000
Repayment of promissory note — related party		(274,059)
Payments of offering costs		(435,036)
Net cash provided by financing activities		692,190,905
Net Change in Cash		1,037,124
Cash — Beginning	0	0
Cash — Ending	0	1,037,124
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption		595,991,034
Change in value of Class A ordinary shares subject to possible redemption		(26,329,893)
Deferred underwriting fee payable		24,150,000
Offering costs included in accrued offering costs	45,568
Initial classification of warrant liabilities		67,066,666
Payment of offering costs through promissory note — related party		238,558
Payment of prepaid expenses through promissory note — related party		26,800
Offering cost paid directly by Sponsor from proceeds of issuance of Class B ordinary shares		25,000
Payment of accrued expenses through promissory note — related party		$ 5,288